QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014
Interest income	$ 3,882	$ 3,782	$ 3,807	$ 3,761	$ 3,679	$ 3,752	$ 3,768	$ 3,759	$ 15,232	$ 14,958
Interest expense	558	557	583	677	648	622	638	748	2,375	2,656
Net interest income	3,324	3,225	3,224	3,084	3,031	3,130	3,130	3,011	12,857	12,302
Provision for (recovery of) loan losses	(104)	(289)	36	9	160	75	75	(442)	(348)	(132)
Net interest income after provision for (recovery of) loan losses	3,428	3,514	3,188	3,075	2,871	3,055	3,055	3,453	13,205	12,434
Other income	856	683	973	884	747	887	1,011	1,052	3,396	3,697
Other expense	3,467	3,355	3,412	3,406	3,244	3,206	3,294	3,448	13,640	13,192
Income before income taxes	817	842	749	553	374	736	772	1,057	2,961	2,939
Provision for income taxes	122	148	81	74	21	153	190	295	425	659
Net income	$ 695	$ 694	$ 668	$ 479	$ 353	$ 583	$ 582	$ 762	$ 2,536	$ 2,280